DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional amount	$ 115,018	$ 108,287
Fair value	(565)	(4,114)
Option Contracts To Hedge Payroll Expenses [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount	110,000	102,450
Fair value	(566)	(4,133)
Option Contracts to Hedge Facilities Expenses [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount	5,018	5,837
Fair value	$ 1	$ 19